Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Cash at bank and in hand	$ 1,215	$ 1,325	$ 1,411
Short-term deposits	4,273	4,515	4,755
Cash and cash equivalents	5,488	5,840	6,166
Unsecured bank overdrafts	(59)	(203)	(183)
Cash and cash equivalents in the Consolidated Statement of Cash Flows	$ 5,429	$ 5,637	$ 5,983	$ 6,038